Property and equipment (Tables)	12 Months Ended
Oct. 31, 2021
Property and equipment [Abstract]
Disclosure of detailed information about property plant and equipment [Table Text Block]
	November 1,	Additions /	October 31,	Additions /	Writeoffs	October 31,
	2019	Disposals	2020	Disposals		2021
Cost
Computers	$32,040	$-	$32,040	$5,271	$(18,741)	$18,570
Right-of-use assets	74,307	-	74,307	-	-	74,307
	$106,347	$-	$106,347	$5,271	$(18,741)	$92,877

Accumulated amortization
Computers	$29,363	$714	$30,077	$1,013	$(18,266)	$12,824
Right-of-use assets	-	27,021	27,021	27,020	-	54,041
	$29,363	$27,735	$57,098	$28,033	$(18,266)	$66,865

Net book value	$76,984		$49,249			$26,012